Summary of Significant Accounting Policies - Revenue Recognition (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 69,564	$ 53,184
Administrative services
Disaggregation of Revenue [Line Items]
Revenue from affiliates	200	200
Sunlight's facilitation of the sale of Indirect Channel Loans from its Bank Partner to an affiliate
Disaggregation of Revenue [Line Items]
Revenue from affiliates		2,300
Platform fees, net
Disaggregation of Revenue [Line Items]
Total revenue	66,853	51,424
Other revenues
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,711	$ 1,760